UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.
(Exact name of registrant as specified in charter)

4400 Biscayne Blvd.
9th Floor
Miami, FL 33137
(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz
4400 Biscayne Blvd.
9th Floor
Miami, FL 33137
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-866-202-2263

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

	The Fairholme Fund
	Schedule of Investments
	August 31, 2008 (Unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES - 69.63%
	Building Materials - 0.29%
1,021,600	USG Corp. (a)	$28,359,616
	Carpet - Floor Coverings - 4.72%
6,579,853	Mohawk Industries, Inc. (a)(b)	454,338,850
	Commercial Services & Supplies - 1.07%
6,336,418	United Rentals, Inc. (a)(b)	102,586,607
	Communications Equipment - 1.38%
4,221,084	EchoStar Corp. (a)	132,288,773
	Consumer Finance - 1.45%
13,219,100	AmeriCredit Corp. (a)(b)	139,858,078
	Diversified Holding Companies - 10.13%
4,102	Berkshire Hathaway, Inc. Class A (a)	478,293,200
10,721,674	Leucadia National Corp.	496,306,289
		974,599,489
	Industrial Valves - 0.96%
8,898,600	Mueller Water Products, Inc. Class B (b)	92,367,468
	Managed Health Care - 12.15%
18,115,600	UnitedHealth Group, Inc.	551,620,020
4,145,200	WellCare Health Plans, Inc. (a)(b)	173,103,552
8,411,700	WellPoint, Inc. (a)	444,053,643
		1,168,777,215
	Newspapers: Publishing and Printing - 0.02%
39,606	Daily Journal Corp. (a)	1,604,439
	Pay Television Services - 4.76%
16,219,624	DISH Network Corp. (a)	457,555,593
	Pharmaceuticals - 17.31%
11,246,800	Forest Laboratories, Inc. (a)	401,398,292
66,144,400	Pfizer, Inc.	1,264,019,484
		1,665,417,776
	Real Estate Operations- 3.57%
9,216,900	The St. Joe Co. (b)	343,513,863
	Retail Department Stores - 11.70%
12,233,871	Sears Holdings Corp. (a)(b)	1,124,904,438
	Telecommunications - 0.12%
5,460,900	IDT Corp. Class B (a)(b)	8,464,395
1,915,500	IDT Corp. (a)(b)	2,969,025
		11,433,420
TOTAL DOMESTIC EQUITY SECURITIES (Cost $6,542,928,640)		6,697,605,625

	FOREIGN EQUITY SECURITIES - 7.64%
	CANADA - 7.55%
	Oil & Gas Drilling - 2.71%
11,565,400	Ensign Energy Services, Inc. (b)	260,433,899
	Oil & Gas Producers - 4.84%
5,473,000	Canadian Natural Resources Ltd.	465,478,650
	TOTAL CANADA	725,912,549

	UNITED KINGDOM - 0.09%
	Diversified Financial Services - 0.09%
3,924,439	JZ Capital Partners Ltd.	9,013,641
TOTAL FOREIGN EQUITY SECURITIES (Cost $511,046,540)		734,926,190

	MISCELLANEOUS INVESTMENTS - 4.96% (c)	$476,706,175
	(COST $461,399,719)

Principal
	CORPORATE BONDS - 2.24%
	Commercial Services & Supplies - 1.40%
$170,640,000	United Rentals, Inc. 7.750%, 11/15/2013 (b)	134,805,600
	Consumer Finance - 0.84%
105,640,000	AmeriCredit Corp. 8.500%, 07/01/2015 (b)	80,550,500
TOTAL CORPORATE BONDS (Cost $229,251,760)		215,356,100

	U.S. GOVERNMENT OBLIGATIONS - 11.41%
$100,000,000	T-Bill 1.76%, 09/04/2008 (d)	99,985,479
50,000,000	T-Bill 1.68%, 09/11/2008 (d)	49,976,389
100,000,000	T-Bill 1.94%, 09/18/2008 (d)	99,909,806
50,000,000	T-Bill 1.78%, 09/25/2008 (d)	49,941,333
100,000,000	T-Bill 1.82%, 10/02/2008 (d)	99,845,861
100,000,000	T-Bill 1.82%, 10/09/2008 (d)	99,811,056
150,000,000	T-Bill 1.45%, 10/16/2008 (d)	149,727,000
150,000,000	T-Bill 1.57%, 10/23/2008 (d)	149,663,444
150,000,000	T-Bill 1.74%, 11/06/2008 (d)	149,559,900
50,000,000	T-Bill 1.65%, 11/13/2008 (d)	49,835,500
100,000,000	T-Bill 1.54%, 11/20/2008 (d)	99,639,000
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,097,883,142)		1,097,894,768

Shares
	MONEY MARKET FUND - 3.38%
324,842,925	Dreyfus Treasury Prime Cash Management 1.57% (e)	324,842,925
TOTAL MONEY MARKET FUND (Cost $324,842,925)

	Total Investments (Cost $9,167,352,726) - 99.26%	9,547,331,783
	Other Assets in Excess of Liabilities - 0.74%	71,076,618
	TOTAL NET ASSETS - 100.00%	$9,618,408,401

Percentages are stated as a percent of net assets.
(a)	Non-income producing securities.
(b)	Affiliated Company.
(c)	Represents previously undisclosed securities which the Fund has held for less than one year.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of August 29, 2008.

The cost basis of investments for federal income tax purposes at August 31, 2008 was as follows:*

Cost of investments	$9,167,352,726
Gross unrealized appreciation	862,374,690
Gross unrealized depreciation	(482,395,633)
$9,547,331,783

*Because tax adjustments are calculated semi-annually, the above table does not reflect tax adjustments.
For the most recent federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs		Level 3 - Significant unobservable inputs
Assets:
Investments
Affiliated Issuers	$2,917,896,275	$2,702,540,175	$215,356,100		$-
Unaffiliated Issuers	6,629,435,508	5,531,540,740	1,097,894,768	[a]	-
Total	$9,547,331,783	$8,234,080,915	$1,313,250,868		$-
[a] Represents U.S. Treasury Bills.

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Fairholme Fund as of August 31, 2008 amounted to $2,917,896,275 representing 30.34% of net assets. Transactions in the Fairholme Fund during the period ended August 31, 2008 in which the issuer was an "affiliated person" are as follows:

	November 30, 2007		Gross Additions		Gross Deductions		August 31, 2008
	Shares/Par Value	Cost	Shares/Par Value	Cost	Shares/Par Value	Cost	Shares/Par Value	Cost	Market Value	Realized gain (loss)	Investment income
AmeriCredit Corp.	-	$-	13,219,100	$163,634,122	-	$-	13,219,100	$163,634,122	$139,858,078	$-	$-

Ensign Energy Services, Inc.	12,379,200	222,800,507	360,500	4,539,179	1,174,300	25,809,184	11,565,400	201,530,502	260,433,899	(2,446,311)	2,533,859

IDT Corp.	1,467,700	16,285,321	461,800	2,562,637	14,000	107,221	1,915,500	18,740,737	2,969,025	(85,646)	-

IDT Corp. - Class B	5,856,000	68,023,827	-	-	395,100	4,687,913	5,460,900	63,335,914	8,464,395	(3,201,201)	-

Mohawk Industries	3,598,953	282,807,216	3,263,700	222,939,020	282,800	21,878,772	6,579,853	483,867,464	454,338,850	(1,659,601)	-

Mueller Water Products - Class A (a)	-	-	360,200	3,340,390	360,200	3,340,390	-	-	-	(235,905)	10,661

Mueller Water Products - Class B	8,531,000	124,268,214	367,600	3,473,600	-	-	8,898,600	127,741,814	92,367,468	-	467,177

Mylan, Inc. (a)	-	-	23,176,200	264,156,938	23,176,200	264,156,938	-	-	-	15,918,539	-

Sears Holdings Corp.	3,705,371	474,696,729	8,528,500	722,460,570	-	-	12,233,871	1,197,157,299	1,124,904,438	-	-

The St. Joe Co.	-	-	10,137,500	336,337,901	920,600	32,703,918	9,216,900	303,633,983	343,513,863	3,550,683	-

United Rentals, Inc.	-	-	9,547,900	178,286,098	3,211,482	62,456,796	6,336,418	115,829,302	102,586,607	8,195,808	-

USG Corp. (b)	5,038,200	218,731,408	2,079,900	70,909,130	6,096,500	242,425,538	1,021,600	47,215,000	28,359,616	(60,964,884)	-

WellCare Health Plans	4,067,000	143,334,944	78,200	3,206,428	-	-	4,145,200	146,541,372	173,103,552	-	-

AmeriCredit Corp. 8.50%, 7/1/15	$-	-	$105,640,000	82,670,957	$-	-	$105,640,000	82,670,957	80,550,500	-	1,556,931

United Rentals, Inc. 7.75%, 11/15/13	$-	-	$170,640,000	146,580,803	$-	-	$170,640,000	146,580,803	134,805,600	-	4,018,402

Total		$1,550,948,166		$2,205,097,773		$657,566,670		$3,098,479,269	$2,946,255,891	$(40,928,518)	$8,587,030

(a) This security is no longer held in the Portfolio as of August 31, 2008.
(b) This security is not an affiliate as of August 31, 2008.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this request.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fairholme Funds, Inc.

By:        /s/ Bruce R. Berkowitz
      Bruce R. Berkowitz, President

Date:    10/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:        /s/ Bruce R. Berkowitz
      Bruce R. Berkowitz, President

Date:    10/28/08

By:        /s/ Paul R. Thomson
      Paul R. Thomson, Treasurer

Date:    10/28/08